UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Treasury Shares CNY (¥) shares	Ordinary Shares Class A Ordinary Shares Initial Public Offering CNY (¥) shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital Initial Public Offering CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit Cumulative effect of adoption of credit loss guidance CNY (¥)	Accumulated Deficit CNY (¥)	Noncontrolling Interests CNY (¥)	Cumulative effect of adoption of credit loss guidance CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Initial Public Offering CNY (¥)	CNY (¥) shares	USD ($) shares
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Issuance of ordinary shares as treasury shares	¥ (22)		¥ 22
Issuance of ordinary shares as treasury shares ( Shares) | shares	(34,000,000)		34,000,000
Exercise of share options and vesting of RSUs						¥ 985									¥ 985
Exercise of share options and vesting of RSUs (in shares) | shares	1,519,362
Share-based compensation						710,500									710,500
Foreign currency translation adjustment, net of tax							¥ (144,620)								(144,620)
CEO options	¥ (70)		¥ 70			70									70
CEO options (in shares) | shares	(108,557,400)		108,557,400
Share issuance, net of issuance costs		¥ 74			¥ 10,995,213									¥ 10,995,287
Share issuance, net of issuance costs (in shares) | shares		113,869,700
Net loss									¥ (616,966)						(616,966)
Balance at the end of period at Sep. 30, 2021	¥ (92)		¥ 1,176	¥ 235		48,996,529	(1,149,804)	¥ (1,955)	(7,101,146)		¥ (1,955)				40,746,898
Balance at the beginning of period at Dec. 31, 2020			¥ 1,010	¥ 235		37,289,761	(1,005,184)		(6,482,225)						¥ 29,803,597
Balance at the end of period (in shares) at Sep. 30, 2021 | shares			1,709,903,330	355,812,080
Balance at the beginning of period (in shares) at Dec. 31, 2020 | shares			1,453,476,230	355,812,080
Balance at the end of period (in shares) at Sep. 30, 2021 | shares	(141,038,038)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Exercise of share options (Shares) | shares															11,673,130	11,673,130
Exercise of share options and vesting of RSUs	¥ 5					3,595									¥ 3,600
Exercise of share options and vesting of RSUs (in shares) | shares	5,395,776
Share-based compensation						1,350,864									1,350,864
Foreign currency translation adjustment, net of tax							1,285,664								1,285,664
Capital injection by noncontrolling interests										¥ 318,668					318,668
Share issuance, net of issuance costs			¥ 12			2,421,699									2,421,711
Share issuance, net of issuance costs (in shares) | shares			18,862,564
Net loss									(2,269,153)	(28,497)					(2,297,650)	$ (322,999)
Balance at the end of period at Sep. 30, 2022															43,856,988	$ 6,165,317
Balance at the beginning of period at Dec. 31, 2021	¥ (89)		¥ 1,176	¥ 235		49,390,486	(1,521,871)		(6,805,635)						¥ 41,064,302
Balance at the end of period (in shares) at Sep. 30, 2022 | shares			1,728,765,894	355,812,080								1,728,765,894	355,812,080		1,953,820,766	1,953,820,766
Balance at the beginning of period (in shares) at Dec. 31, 2021 | shares			1,709,903,330	355,812,080								1,709,903,330	355,812,080		1,929,562,426	1,929,562,426
Balance at the end of period (in shares) at Sep. 30, 2022 | shares	(130,757,208)
Balance at the beginning of period (in shares) at Dec. 31, 2021 | shares	(136,152,984)
Balance at the beginning of period at Dec. 31, 2021															¥ 41,064,302
Balance at the end of period at Sep. 30, 2022	¥ (84)		¥ 1,188	¥ 235		¥ 53,166,644	¥ (236,207)		¥ (9,074,788)	¥ 290,171					¥ 44,147,159	$ 6,206,109